Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2015
Convertible Redeemable Preferred Shares
Convertible Redeemable Preferred Shares

17. Convertible Redeemable Preferred Shares

On October 18, 2013, the Company issued 4,216,867 Series A convertible redeemable preferred shares (‘‘Series A Shares’’) at a price of US$0.3557 per share for total consideration of US$1,500,000, to an unrelated third party investor.

On May 22, 2014, the Company issued 12,918,340 shares of Series B convertible redeemable and participating shares (‘‘Series B Shares’’), par value of US$0.0005 per share to E-House (China) Capital Investment Management Limited (‘‘E-House Investment’’), 100% subsidiary of E-House at an aggregate consideration of RMB48, 000,000($7,786,520). Simultaneous with the issuance of the Series B Shares, Juda Holding Inc. (a company wholly-owned by Hu Tianxiang) sold 12,918,340 shares of Ordinary Shares to E-House Investment at an aggregate consideration of USD equivalent of RMB48,000,000($7,786,520), and 12,918,340 shares of ordinary shares to SINA Hong Kong Limited at an aggregate consideration of USD equivalent of RMB48,000,000($7,786,520). These ordinary shares were re-designated into 25,836,680 Series B preferred shares at the closing of Series B financing.

On August 22, 2014, Juda Holding Inc. entered into an agreement to sell 12,918,340 shares of ordinary shares to E-House Investment at an aggregate consideration of $10,116,352. These ordinary shares were re-designated into 12,918,340 Series B convertible redeemable preferred shares on December 16, 2014.

Given the nature of certain key terms of the Series A Shares, Series B Shares (collectively ‘Preferred Shares”) as listed below, the Company has classified the Preferred Shares as mezzanine equity.

The transfer of 38,755,020 ordinary shares from Juda Holding Inc. to the new investors and then re-designation of the ordinary shares to Series B Shares by the Company resulted in a repurchase of ordinary shares and issuance of Series B Shares by the Company and is accounted for as a treasury stock transaction accompanied with issuance of new preferred shares. The repurchased ordinary shares have been retired. The re-designated Series B Shares are recorded at fair value on the re-designation date, with the excess of the fair value of Series B Shares over the fair value of ordinary shares on the respective re-designation date recognized as deemed dividends. For the 25,836,680 ordinary shares re-designated on May 22, 2014, a deemed dividend of $4,204,901 was recognized for the excess of the fair value of Series B Shares on the date of re-designation ($0.60 per share) and the fair value of the ordinary share ($0.44 per share). For the 12,918,340 ordinary shares re-designated on December 16, 2014, a deemed dividend of $1,550,200 was recognized for the excess of the fair value of Series B Shares on the date of re-designation ($1.04 per share) and the fair value of the ordinary share ($0.92 per share). For the shares re-designated on May 22, 2014, the subscription price of Series B Shares represented the best fair value estimate of the Series B Shares. For the shares re-designated on December 16, 2014, the fair value of the Preferred Shares was determined with the income approach/ discounted cash flow, or DCF, analysis based on our projected cash flow using management’s best estimate as of the valuation date. The deemed dividends were subtracted from net income attributable to Jupai shareholders to arrive at net income attributable to ordinary shareholders for purpose of calculating earnings per share.

The key terms of the Preferred Shares are as follows:

Conversion

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares at any time. The initial conversion price is the issuance price of Series A Shares and Series B Shares respectively, subject to adjustment in the event of (1) stock splits, share combinations, share dividends and distribution, recapitalizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

The Preferred Shares will be automatically converted into ordinary shares at the then applicable conversion price upon (1) the closing of a Qualified Initial Public Offering (‘‘QIPO’’), or (2) the date specified by written consent or agreement of majority holders of Preferred Shares. A QIPO refers to a firm commitment underwritten registered public offering by the Company of its ordinary shares or by any other member of the Company of such member’s shares pursuant to a registration statement that is filed with and declared effective by the Governmental Authority in accordance with relevant securities laws of any jurisdiction on an internationally recognized stock exchange acceptable to the holders of Preferred Shares at a public offering price (prior to customary underwriters’ discounts and commissions) that values the Company at least RMB720,000,000 immediately prior to the closing of such offering and will bring gross offering proceeds to the Company, before deduction of underwriting discounts and registration expenses, of at least RMB50,000,000, all of which shall be calculated based on the offering price in such public offering and the total number of the Company’s shares immediately after such public offering on fully diluted basis.

The conversion option can only be settled by issuance of ordinary shares except that fractional shares may be settled in cash.

The Company has determined that there were no beneficial conversion feature (‘‘BCF’’) attributable to the Series A Shares and the Series B Shares issued on May 22, 2014, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date. For the Series B Shares re-designated from ordinary shares on December 16, 2014, a BCF of US$1,808,568 was recognized as deemed dividend for the excess of the fair value of ordinary shares (US$0.92 per share) over the effective conversion price (US$0.78 per share). Under U.S. GAAP, the BCF is initially recognized by allocating US$1,808,568 from mezzanine equity to additional paid-in capital. The resulted discount to mezzanine equity is amortized from the issuance date to the earliest conversion date as a deemed dividend by debiting to retained earnings, in the absence of retained earnings, to additional paid-in capital. As the Series B Shares are immediately convertible into ordinary shares on a 1:1 basis, and the Company did not have any retained earnings at issuance date, the amount was immediately fully amortized by debiting additional paid-in-capital. Consequently, the net impact on the consolidated balance sheet from recognizing the BCF is zero. The Company will reevaluate whether additional BCF is required to be recorded upon the modification to the effective conversion price of the Preferred Shares, if any.

Voting Rights

The Preferred Shareholders are entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The Preferred Shareholders participate in dividends on an as-converted basis and must be paid prior to any payment on ordinary shares.

Redemption

Series B Shares:

At any time after four years from the Series B Shares closing date, or the date of the occurrence of a redemption event, or if any holder of Series A Shares elects to exercise its redemption right, any holder of Series B Shares may, at any time thereafter require that the Company redeem all or a portion of the Series B Shares by such holder at a redemption price per share equal to the sum of: (i) an amount equal to one hundred and thirty-six percent (136%) of the Series B Shares issue price (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) for such share, and (ii) all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions).

Series A Shares:

At any time after five years from the Series A Shares closing date, or the date of the occurrence of a redemption event and if the holders of Series B Shares have elected to exercise redemption right, at the request of majority holders of Series A Shares, the Company shall redeem all or a portion Series A Shares at a redemption price per share equal to the sum of: (1) an amount equal to 136% of the Series B Issue Price (as Adjusted) for such share, and(2) all dividends accrued and unpaid with(as Adjusted) for the period from the Series A closing until the date of redemption.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Preferred Shares are entitled to receive, prior to any distribution to the holders of ordinary shares, an amount per share equal to 150% of issue price plus all accrued or declared but unpaid dividend (the ‘‘Preference Amount’’). Upon the issuance of Series B Shares, the Preference Amount has been revised to 100% of issue price plus accrued or declared but unpaid dividend for both Series A and Series B Shareholders. Series B Shares must receive their liquidation payments prior to any such payments being made on the Series A Shares. After the Preference Amount has been paid, any remaining funds or assets legally available for distribution shall be distributed pro rata among the Preferred Shareholders together with ordinary shares.

A liquidation event includes, (i) any merger, amalgamation or consolidation of any member of the Company Group with or into any person, or any other corporate reorganization, or any other transaction or series of transactions, as a result of which the shareholders of the Company immediately prior to such transaction or series of transactions will cease to own a majority of the equity securities or voting power of the surviving entity immediately following the consummation of such transaction or series of transactions; (ii) any sale of all or substantially all of the assets of the Company Group to a third party unaffiliated with any member of the Company Group; or (iii) the transfer (whether by merger, reorganization or other transaction) in which a majority of the outstanding voting power of the Company is transferred (excluding any sale of Shares by the Company for capital raising purposes); or (iv) any termination or modification of the Control Documents without the prior written consent of majority holders of Preferred Shares.

Because the Preferred Shares are automatically convertible into ordinary shares upon a QIPO, the ability of holders to redeem such shares on or after the closing date is contingent upon a QIPO not occurring in five years. Upon issuance, the Company determined that redemption was not probable due to the expected successful IPO within five years and therefore recorded the Preferred Shares at fair value and not accreted to the redemption value.

The Company deemed the modification of the terms of Series A Shares in connection with the issuance of Series B Shares to be a transfer of wealth between different classes of preferred shareholders with no resulting accounting consequence.

Upon the completion of the Group’s IPO on July 16, 2015, all Preferred Shares were converted into ordinary shares on a one-to-one basis. As of December 31, 2015, there were no preferred shares issued and outstanding.